Ford Credit Auto Lease Trust 2024-A
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of June 30, 2026,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2026, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2026, leases with a total base residual value of $38,440,529.25 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2026,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2026-	June	$286,193,591.71
	July	$215,480,980.14	$5,150,008.54	20.67%	$67,906,293.61	24.92%
	August	$169,371,233.77	$4,159,888.92	16.69%	$43,988,289.78	16.14%
	September	$118,030,939.29	$3,007,498.07	12.07%	$49,935,099.67	18.33%
	October	$63,354,616.50	$1,766,561.11	7.09%	$54,026,345.62	19.83%
	November	$57,978,392.10	$1,638,952.60	6.58%	$4,336,704.60	1.59%
	December	$52,059,497.06	$1,490,258.98	5.98%	$4,977,125.95	1.83%
	January	$42,728,658.69	$1,231,870.76	4.94%	$8,591,472.24	3.15%
	February	$39,933,752.07	$1,161,693.50	4.66%	$2,037,408.85	0.75%
	March	$37,774,350.18	$1,109,960.47	4.45%	$1,427,200.35	0.52%
2027-	April	$34,773,971.72	$1,033,368.27	4.15%	$2,324,344.20	0.85%
	May	$31,481,226.29	$946,396.96	3.80%	$2,675,295.40	0.98%
	June	$27,827,099.19	$850,717.68	3.41%	$3,101,211.30	1.14%
	July	$22,095,116.41	$687,600.71	2.76%	$5,307,599.75	1.95%
	August	$15,169,029.57	$475,894.56	1.91%	$6,659,194.15	2.44%
	September	$6,374,492.20	$206,472.38	0.83%	$8,731,547.00	3.20%
	October	$64,277.73	$2,233.47	0.01%	$6,368,281.15	2.34%
	November	$0.00	$0.00	0.00%	$64,885.70	0.02%

Total			$24,919,376.98	100.00%	$272,458,299.32	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$297,377,676.30

Ford Credit Auto Lease Trust 2024-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2026	Car	2	28.57%	$3,837	11.59%	23.00%
	CUV	382	27.38%	$4,329	9.35%	19.67%
	SUV	22	22.00%	$7,828	9.66%	19.36%
	Truck	285	48.72%	$6,903	10.61%	20.40%

	Total/Average	691	33.11%	$5,500	9.98%	20.03%

MAY 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	349	29.40%	$4,085	8.52%	18.10%
	SUV	33	26.61%	$5,572	6.58%	13.53%
	Truck	268	47.35%	$6,296	9.56%	18.51%

	Total/Average	650	34.57%	$5,072	8.87%	17.96%

JUNE 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	417	30.48%	$3,755	7.87%	16.85%
	SUV	32	23.36%	$5,800	6.78%	14.01%
	Truck	334	53.78%	$5,693	8.68%	16.93%

	Total/Average	783	36.76%	$4,666	8.20%	16.72%